Pension Liabilities - Distribution by plan assets (Details) - Switzerland - Fair Value of Plan Assets - Defined-Benefit Pension Plan - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash	kr 205	kr 244
Bonds	2,801	6,365
Mortgage loans	667	1,516
Shares	92	365
Real estate	760	1,638
Other investments	346	941
Total	4,871	11,069
Level 1
Disclosure of fair value of plan assets [line items]
Bonds	kr 2,801	kr 6,365